Share based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share based compensation
Schedule of activities of the share options

		Weighted		Aggregate
	Number of	average	Weighted remaining	intrinsic
	share options	exercise price per share	contractual years	value
		USD		USD
Outstanding at January 1, 2025	5,944,822	2.67	8.27	37,426
Grant	2,663,903	1.95
Forfeiture	(12,004)	1.58
Exercise	(1,359,084)	2.17
Outstanding at December 31, 2025	7,237,637	2.50	7.80	76,953
Exercisable as of December 31, 2025	5,668,864	2.79	7.54	58,659

Schedule of assumptions used in estimating the fair value of the share options on the date of grant using the binomial option pricing model

	2023	2024	2025
Risk-free rate of return(1)	3.4%-3.8%	4.2%-4.5%	4.0%-4.3%
Volatility(2)	40.2%-46.5%	46.1%-46.5%	45.5%-46.4%
Expected dividend yield(3)	0%	2%	1.9%
Fair value of ordinary share (in USD)(4)	5.9-8.7	5.6-6.2	9.9-13.0
Exercise Multiple(5)	2.2-2.8	2.2-2.8	2.2-2.8
Expected term(6)	10	10	10
(1)Risk-free rate was estimated based on the yield of USD Treasury Strips for share options granted under the Public Company Plan as of the valuation date for a term consistent with the option life.
(2)Expected volatility was assumed based on the historical volatility of the Company’s comparable companies in the period equal to the expected term of each grant.
(3)The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the share options.
(4)The fair value of the underlying ordinary share is the closing price of the Company’s ordinary shares traded in the open market as of the grant date.
(5)The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it was estimated by referencing to a widely accepted academic research publication.
(6)The expected term is the contract life of the option from grant date.

Schedule of share-based compensation expenses recognized

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Hotel operating costs	1,286	5,636	17,660
Selling and marketing expenses	391	2,724	6,546
General and administrative expenses	162,301	23,723	106,003
Technology and development expenses	—	709	1,263
Total	163,978	32,792	131,472